Nasdaq-100 ProFund Expense Example - Nasdaq-100 ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	$ 2,806